Credit-related arrangements, repurchase agreements and commitments - Legal Proceedings (Details) - John Doe Summonses - Pending Litigation $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2013 institution	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Number of defendants | institution	6
Loss contingency provision | $		$ 5.5	$ 4.8